Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 30, 2023	Aug. 05, 2023	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the following information is provided about the relationship between compensation shown in the Summary Compensation Table (SCT), Compensation Actually Paid (CAP), Total Shareholder Return (TSR), Net Income, and Non-GAAP Pre-Tax Income as the Company Selected Measure.
As shown in the table below, the CEO and other NEOs’ Compensation Actually Paid amounts are aligned with the Company’s TSR. Compensation Actually Paid has meaningfully decreased when the stock price has decreased (e.g., 2022), and Compensation Actually Paid has meaningfully increased when the stock price has increased (e.g., 2024). Alignment is primarily due to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance.

									Value of Initial Fixed $100 Investment Based On:
Year	Summary Comp. Table Total for Krueger CEO(a)	Summary Comp. Table Total for Mr. Hoffman CEO(a)	Summary Comp. Table Total for Mr. Hufnagel CEO(a)	Comp. Actually Paid to Krueger CEO(a), (b)	Comp. Actually Paid to Hoffman CEO(a), (b)	Comp. Actually Paid to Hufnagel CEO(a), (b)	Average Summary Comp. Table Total for Non-CEO NEOs(a)	Average Comp. Actually Paid to Non-CEO NEOs(a), (b)	Wolverine World Wide TSR	Peer Group (c) TSR	Net Income (in Millions)	Non-GAAP Pre-Tax Income (in Millions) (d)
2024	N/A	N/A	$9,372,067	N/A	N/A	$28,578,673	$1,877,688	$4,434,728	$74.93	$130.36	$51.5	$92.5
2023	N/A	$7,578,715	$3,174,477	N/A	$3,230,490	$2,691,339	$2,310,884	$1,841,974	$28.98	$134.84	($39.2)	$4.8
2022	N/A	$6,519,654	N/A	N/A	$207,454	N/A	$1,818,674	$868,826	$34.33	$108.06	($189.1)	$133.1
2021	$14,405,857	N/A	N/A	$3,570,244	N/A	N/A	$3,924,986	$2,336,212	$88.24	$151.33	$67.0	$191.5
2020	$9,519,491	N/A	N/A	$5,934,954	N/A	N/A	$3,547,178	$2,591,063	$94.56	$120.70	($138.6)	$92.4

(a)	NEOs included in these columns reflect the following:

Year	CEO (or Principal Executive Officer)	Non-CEO NEOs
2024	Christopher Hufnagel	Amy Klimek, David Latchana, Taryn Miller, Isabel Soriano, Michael Stornant
2023	Brendan Hoffman (through 8/5/2023) & Christopher Hufnagel (through end of year)	Isabel Soriano, Michael Stornant, James Zwiers, Amy Klimek
2022	Brendan Hoffman	Isabel Soriano, Michael Stornant, James Zwiers, Christopher Hufnagel
2021	Blake Krueger	Brendan Hoffman, Isabel Soriano, Michael Stornant, James Zwiers
2020	Blake Krueger	Brendan Hoffman, Michael Jeppesen, Michael Stornant, James Zwiers

(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with Item 402(v), with dividends accounted for in the change in fair value of the awards. Amounts do not reflect actual compensation earned by or paid to our NEOs during 2024.

	CEO	NEO Average
	Hufnagel (2024)	2024
Summary Compensation Table Total	$9,372,067	$1,877,688
Less: Reported Fair Value of Equity Awards(1)	$6,800,009	$793,814
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(2)	$23,953,175	$2,317,940
Add: Change in Fair Value from prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year(2)	$224,381	$69,837
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(2)	$1,884,203	$957,513
Less: Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(2)	$17,269	$25,459
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$132,880	$26,780
Less: Change in Pension Value Reported in the Summary Compensation Table	$438,706	$5,999
Add: Pension Service Cost for Services Rendered During the Year	$267,951	$10,241
Compensation Actually Paid	$28,578,673	$4,434,728

(1)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. Dividends are accounted for in the change in fair value calculations. We did not grant any equity awards that vested in the year of grant.

(c)	Peer Group reflects the same S&P 1500 Consumer Durables & Apparel Index used for the performance graph included in the 10-K as required under S-K Item 201(e)(1)(ii).
(d)	For a reconciliation of GAAP Pre-tax Income to non-GAAP Pre-tax Income, as used in the third table below, see the Non-GAAP reconciliation table in Appendix A.

Company Selected Measure Name			non-GAAP Pre-tax Income
Named Executive Officers, Footnote
(a)	NEOs included in these columns reflect the following:

Year	CEO (or Principal Executive Officer)	Non-CEO NEOs
2024	Christopher Hufnagel	Amy Klimek, David Latchana, Taryn Miller, Isabel Soriano, Michael Stornant
2023	Brendan Hoffman (through 8/5/2023) & Christopher Hufnagel (through end of year)	Isabel Soriano, Michael Stornant, James Zwiers, Amy Klimek
2022	Brendan Hoffman	Isabel Soriano, Michael Stornant, James Zwiers, Christopher Hufnagel
2021	Blake Krueger	Brendan Hoffman, Isabel Soriano, Michael Stornant, James Zwiers
2020	Blake Krueger	Brendan Hoffman, Michael Jeppesen, Michael Stornant, James Zwiers

Peer Group Issuers, Footnote
(c)	Peer Group reflects the same S&P 1500 Consumer Durables & Apparel Index used for the performance graph included in the 10-K as required under S-K Item 201(e)(1)(ii).

Adjustment To PEO Compensation, Footnote
(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with Item 402(v), with dividends accounted for in the change in fair value of the awards. Amounts do not reflect actual compensation earned by or paid to our NEOs during 2024.

	CEO	NEO Average
	Hufnagel (2024)	2024
Summary Compensation Table Total	$9,372,067	$1,877,688
Less: Reported Fair Value of Equity Awards(1)	$6,800,009	$793,814
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(2)	$23,953,175	$2,317,940
Add: Change in Fair Value from prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year(2)	$224,381	$69,837
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(2)	$1,884,203	$957,513
Less: Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(2)	$17,269	$25,459
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$132,880	$26,780
Less: Change in Pension Value Reported in the Summary Compensation Table	$438,706	$5,999
Add: Pension Service Cost for Services Rendered During the Year	$267,951	$10,241
Compensation Actually Paid	$28,578,673	$4,434,728

(1)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. Dividends are accounted for in the change in fair value calculations. We did not grant any equity awards that vested in the year of grant.

Non-PEO NEO Average Total Compensation Amount			$ 1,877,688	$ 2,310,884	$ 1,818,674	$ 3,924,986	$ 3,547,178
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,434,728	1,841,974	868,826	2,336,212	2,591,063
Adjustment to Non-PEO NEO Compensation Footnote
(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with Item 402(v), with dividends accounted for in the change in fair value of the awards. Amounts do not reflect actual compensation earned by or paid to our NEOs during 2024.

	CEO	NEO Average
	Hufnagel (2024)	2024
Summary Compensation Table Total	$9,372,067	$1,877,688
Less: Reported Fair Value of Equity Awards(1)	$6,800,009	$793,814
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(2)	$23,953,175	$2,317,940
Add: Change in Fair Value from prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year(2)	$224,381	$69,837
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(2)	$1,884,203	$957,513
Less: Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(2)	$17,269	$25,459
Add: Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	$132,880	$26,780
Less: Change in Pension Value Reported in the Summary Compensation Table	$438,706	$5,999
Add: Pension Service Cost for Services Rendered During the Year	$267,951	$10,241
Compensation Actually Paid	$28,578,673	$4,434,728

(1)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. For performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. Dividends are accounted for in the change in fair value calculations. We did not grant any equity awards that vested in the year of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Total Shareholder Return
As shown in the chart below, the CEO and other NEOs’ Compensation Actually Paid amounts are aligned with the Company’s TSR. Alignment is primarily due to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance. The TSR calculation assumes a $100 investment made on 12/28/2019.
A $100 investment in Wolverine since the announcement of Mr. Hufnagel’s appointment to CEO (on August 10, 2023) would be worth $268.34 at the end of fiscal year 2024 (168% appreciation) and Mr. Hufnagel’s Compensation Actually Paid is 149% higher than his Compensation disclosed in the Summary Compensation Table for fiscal years 2023 and 2024, demonstrating alignment between our current CEO’s realizable compensation and the performance of our Company Stock during Mr. Hufnagel’s CEO tenure.

Compensation Actually Paid vs. Net Income			Compensation Actually Paid versus Net Income The chart below compares the CEO and other NEOs’ Compensation Actually Paid to our Company’s GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid versus Non-GAAP Pre-Tax Income The chart below compares the CEO and other NEOs’ Compensation Actually Paid to our Company Selected Measure, Non-GAAP Pre-Tax Income.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid versus Total Shareholder Return
As shown in the chart below, the CEO and other NEOs’ Compensation Actually Paid amounts are aligned with the Company’s TSR. Alignment is primarily due to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance. The TSR calculation assumes a $100 investment made on 12/28/2019.
A $100 investment in Wolverine since the announcement of Mr. Hufnagel’s appointment to CEO (on August 10, 2023) would be worth $268.34 at the end of fiscal year 2024 (168% appreciation) and Mr. Hufnagel’s Compensation Actually Paid is 149% higher than his Compensation disclosed in the Summary Compensation Table for fiscal years 2023 and 2024, demonstrating alignment between our current CEO’s realizable compensation and the performance of our Company Stock during Mr. Hufnagel’s CEO tenure.

Tabular List, Table
Tabular list of Company Performance Measures
The four measures listed below, in no particular order, represent the most important metrics to link Compensation Actually Paid for FY 2024 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “Short-Term Incentive Compensation” and “Long-Term Incentive Compensation.”

Most Important Performance Measures
Non-GAAP Pre-Tax Income
Revenue
Non-GAAP Operating Profit
Relative TSR

Total Shareholder Return Amount			$ 74.93	28.98	34.33	88.24	94.56
Peer Group Total Shareholder Return Amount			$ 130.36	$ 134.84	$ 108.06	$ 151.33	$ 120.7
Company Selected Measure Amount			92,500,000	4,800,000	133,100,000	191,500,000	92,400,000
PEO Name	Christopher Hufnagel	Brendan Hoffman	Christopher Hufnagel		Brendan Hoffman	Blake Krueger	Blake Krueger
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 51,500,000	$ (39,200,000)	$ (189,100,000)	$ 67,000,000	$ (138,600,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Non-GAAP Pre-Tax Income
Non-GAAP Measure Description
(d)	For a reconciliation of GAAP Pre-tax Income to non-GAAP Pre-tax Income, as used in the third table below, see the Non-GAAP reconciliation table in Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Non-GAAP Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR
Christopher Hufnagel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,372,067	3,174,477
PEO Actually Paid Compensation Amount			28,578,673	2,691,339
Brendan Hoffman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				7,578,715	6,519,654
PEO Actually Paid Compensation Amount				$ 3,230,490	$ 207,454
Blake Krueger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						14,405,857	9,519,491
PEO Actually Paid Compensation Amount						$ 3,570,244	$ 5,934,954
PEO | Christopher Hufnagel [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(438,706)
PEO | Christopher Hufnagel [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			267,951
PEO | Christopher Hufnagel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,800,009)
PEO | Christopher Hufnagel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,953,175
PEO | Christopher Hufnagel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,884,203
PEO | Christopher Hufnagel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			224,381
PEO | Christopher Hufnagel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,269)
PEO | Christopher Hufnagel [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			132,880
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,999)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,241
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(793,814)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,317,940
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			957,513
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			69,837
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(25,459)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 26,780